Deposits and other borrowings - Certificates of deposit and term deposits (Details) $ in Millions	Sep. 30, 2023 AUD ($)
Certificates of deposit
Deposits and other borrowings
Deposits in excess of insured amounts	$ 47,217
Certificates of deposit | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	20,874
Certificates of deposit | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	21,892
Certificates of deposit | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	4,430
Certificates of deposit | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	21
Term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	149,433
Term deposits | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	79,216
Term deposits | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	33,084
Term deposits | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	30,875
Term deposits | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	6,258
Interbank term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	4,464
Interbank term deposits | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	1,488
Interbank term deposits | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	1,620
Interbank term deposits | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	1,313
Interbank term deposits | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	43
Australia | Certificates of deposit
Deposits and other borrowings
Deposits in excess of insured amounts	32,947
Australia | Certificates of deposit | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	16,801
Australia | Certificates of deposit | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	15,689
Australia | Certificates of deposit | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	436
Australia | Certificates of deposit | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	21
Australia | Term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	107,885
Australia | Term deposits | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	60,187
Australia | Term deposits | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	21,572
Australia | Term deposits | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	21,778
Australia | Term deposits | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	4,348
Australia | Interbank term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	4,429
Australia | Interbank term deposits | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	1,487
Australia | Interbank term deposits | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	1,619
Australia | Interbank term deposits | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	1,303
Australia | Interbank term deposits | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	20
New Zealand | Certificates of deposit
Deposits and other borrowings
Deposits in excess of insured amounts	2,247
New Zealand | Certificates of deposit | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	1,396
New Zealand | Certificates of deposit | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	600
New Zealand | Certificates of deposit | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	251
New Zealand | Term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	35,827
New Zealand | Term deposits | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	15,331
New Zealand | Term deposits | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	10,651
New Zealand | Term deposits | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	8,122
New Zealand | Term deposits | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	1,723
New Zealand | Interbank term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	1
New Zealand | Interbank term deposits | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	1
Other overseas | Certificates of deposit
Deposits and other borrowings
Deposits in excess of insured amounts	12,023
Other overseas | Certificates of deposit | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	2,677
Other overseas | Certificates of deposit | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	5,603
Other overseas | Certificates of deposit | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	3,743
Other overseas | Term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	5,721
Other overseas | Term deposits | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	3,698
Other overseas | Term deposits | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	861
Other overseas | Term deposits | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	975
Other overseas | Term deposits | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	187
Other overseas | Interbank term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	34
Other overseas | Interbank term deposits | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	1
Other overseas | Interbank term deposits | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	10
Other overseas | Interbank term deposits | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	$ 23